[LETTERHEAD OF VAN KAMPEN FUNDS INC.]


August 30, 2011


Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549

     Re:  Van Kampen Unit Trusts, Municipal Series 689

          File No. 333-149154  CIK #1371693

Ladies and Gentlemen:

     In accordance with the provisions of Rule 497(j) under the Securities Act of 1933 (the "Securities Act") this letter serves to certify that the most recent post-effective amendment to the registration statement on Form S-6 for the above captioned Trust does not differ from that which would have been filed pursuant to Rule 497(b) of the Securities Act. The most recent post-effective amendment to the registration statement was filed electronically with the Commission on August 25, 2011.


Very truly yours,

/s/ John F. Tierney

John F. Tierney
Vice President,
Van Kampen Funds Inc.